Commitments and Contingencies (Details Narrative) - Class C Common Stock [Member] - shares				9 Months Ended
	May 16, 2017	Mar. 02, 2017	Sep. 15, 2016	May 31, 2017
Number of shares issued during period		40,000,000	200,000	8,400,000
Acquisition Agreement [Member] | Nova E-commerce, Ltd. [Member]
Number of shares issued during period	25,000,000
Percentage of ownership acquired	100.00%